Long-Term Debt - Additional Information (Detail) € in Millions				1 Months Ended	12 Months Ended
	Oct. 03, 2018 USD ($)	Oct. 03, 2018 EUR (€)	Oct. 01, 2018	Dec. 31, 2017 USD ($)	Mar. 31, 2020 USD ($) instrument	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Jul. 31, 2016	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Number of debt instruments held | instrument					2
Repayments of Short-term Debt					$ 0	$ 458,800,000	$ 0
Loss on early debt extinguishment					0	1,000,000.0	26,100,000
Letters of Credit Outstanding, Amount					4,600,000
Senior Unsecured Notes Due First October Two Zero Two Six [Member]
Debt Instrument [Line Items]
Unamortized balance of debt issuance costs					5,000,000.0	$ 5,700,000
Proceeds from long-term borrowings	$ 458,800,000	€ 400.0			$ 440,700,000
Interest rate (as percent)					3.625%	3.625%
Debt issuance cost amortization period			8 years
Frequency of payments					Interest is payable semi-annually in arrears on 1 October and 1 April of each year
Senior Unsecured Notes Due First October Two Zero Two Six [Member] | Level 1 [Member]
Debt Instrument [Line Items]
Estimated fair value of senior unsecured notes					$ 395,700,000
Senior Unsecured Notes Due 15 February 2023 [Member]
Debt Instrument [Line Items]
Interest rate (as percent)								5.875%
Loss on early debt extinguishment							(26,100,000)
Repayment of senior unsecured notes				$ 400,000,000.0
Redemption premium							19,500,000
Unamortized financing costs							$ 6,600,000
Aggregate Principal Amount of Senior Unsecured Notes [Member]
Debt Instrument [Line Items]
Proceeds from long-term borrowings				800,000,000.0
Aggregate Principal Amount of Senior Unsecured Notes [Member] | Level 1 [Member]
Debt Instrument [Line Items]
Estimated fair value of senior unsecured notes					752,000,000.0
Senior Unsecured Notes Due 15 January 2025 [Member]
Debt Instrument [Line Items]
Unamortized balance of debt issuance costs					$ 4,300,000	$ 5,200,000
Proceeds from long-term borrowings				$ 400,000,000.0
Interest rate (as percent)					4.75%
Debt issuance cost amortization period				7 years
Frequency of payments					Interest is payable semi-annually in arrears on 15 January and 15 July of each year
Senior Unsecured Notes Due15 January 2028 [Member]
Debt Instrument [Line Items]
Unamortized balance of debt issuance costs					$ 4,900,000	$ 5,600,000
Proceeds from long-term borrowings				$ 400,000,000.0
Interest rate (as percent)					5.00%
Debt issuance cost amortization period				10 years
Frequency of payments					Interest is payable semi-annually in arrears on 15 January and 15 July of each year
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Weighted average interest rate on total outstanding debt (as percent)					2.60%	4.30%
Maximum borrowing capacity									$ 500,000,000.0
Unsecured revolving credit facility, amount of increase									$ 250,000,000.0
Amortization period					5 years
Unamortized balance of debt issuance costs					$ 1,900,000	$ 2,600,000
Amount drawn under line of credit					$ 130,000,000.0	150,000,000.0
Credit facility interest rate description					The base rate is calculated as the highest of (x) the rate that the administrative agent announces from time to time as its prime lending rate, as in effect from time to time, (y) 1/2 of 1% in excess of the overnight Federal Funds Rate, and (z) LIBOR for an interest period of one month plus 1.00%.
Credit facility alternate applicable interest rate, commitment fee (as percent)					0.25%
Credit facility alternate applicable interest rate, LIBOR loans (as percent)					1.50%
Credit facility alternate applicable interest rate, base rate loans (as percent)					0.50%
Debt covenant description in credit facility agreement					The Revolving Credit Facility agreement contains certain covenants that, among other things, restrict JHIGL and its restricted subsidiaries’ ability to incur indebtedness and grant liens other than certain types of permitted indebtedness and permitted liens, make certain restricted payments, and undertake certain types of mergers or consolidations actions. In addition, the Company: (i) must not exceed a maximum ratio of net debt to earnings before interest, tax, depreciation and amortization, excluding all asbestos-related liabilities, assets, income, gains, losses and charges other than AICF payments, all AICF selling, general and administrative (“SG&A”) expenses, all Australian Securities and Investment Commission (“ASIC”)-related expenses, all recoveries and asset impairments, and all New Zealand product liability expenses and (ii) must meet or exceed a minimum ratio of earnings before interest,
Line of Credit Facility, Remaining Borrowing Capacity					$ 365,400,000
Revolving Credit Facility [Member] | Treasury Rate [Member]
Debt Instrument [Line Items]
Percent of Excess Amount of Basis Spread							0.50%
Excess of Basis Spread As Percent							1.00%
Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Credit facility interest rate applicable margins (as percent)							1.00%
Revolving Credit Facility [Member] | Minimum
Debt Instrument [Line Items]
Commitment fee percentage (as percent)					0.20%
Revolving Credit Facility [Member] | Minimum | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Credit facility interest rate applicable margins (as percent)					1.25%
Revolving Credit Facility [Member] | Minimum | Base Rate [Member]
Debt Instrument [Line Items]
Credit facility interest rate applicable margins (as percent)					0.25%
Revolving Credit Facility [Member] | Maximum
Debt Instrument [Line Items]
Commitment fee percentage (as percent)					0.35%
Revolving Credit Facility [Member] | Maximum | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Credit facility interest rate applicable margins (as percent)					2.00%
Revolving Credit Facility [Member] | Maximum | Base Rate [Member]
Debt Instrument [Line Items]
Credit facility interest rate applicable margins (as percent)					1.00%
364-Day Term Loan Facility [Member]
Debt Instrument [Line Items]
Repayments of Short-term Debt | €		€ 400.0
Loss on early debt extinguishment						$ (1,000,000.0)
Revolving Credit Facility and Senior Unsecured Notes [Member]
Debt Instrument [Line Items]
Weighted average interest rate on total outstanding debt (as percent)					4.30%	4.40%
Weighted average term of debt					5 years 3 months 18 days	6 years 3 months 18 days